Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Credit Facilities
At December 31, 2019, Hydro One’s consolidated committed and unsecured credit facilities (Operating Credit Facilities) consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Hydro One Inc.
Revolving standby credit facilities	June 2024[1]	2,300	—
Hydro One
Five-year senior, revolving term credit facility	June 2024[1]	250	—
Total		2,550	—

Schedule of Outstanding Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2019 and 2018:

December 31 (millions of dollars)	2019	2018
Floating-rate Series 31 notes due 2019[1]	—	228
1.48% Series 37 notes due 2019[2]	—	500
4.40% Series 20 notes due 2020	300	300
1.62% Series 33 notes due 2020[2]	350	350
1.84% Series 34 notes due 2021	500	500
2.57% Series 39 notes due 2021[2]	300	300
3.20% Series 25 notes due 2022	600	600
2.54% Series 42 notes due 2024	700	—
2.97% Series 40 notes due 2025	350	350
2.77% Series 35 notes due 2026	500	500
3.02% Series 43 notes due 2029	550	—
7.35% Debentures due 2030	400	400
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
3.64% Series 44 notes due 2050	250	—
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One Inc. long-term debt (a)	11,345	10,573

6.6% Senior Secured Bonds due 2023 (Principal amount - $105 million)	121	129
4.6% Note Payable due 2023 (Principal amount - $36 million)	39	39
HOSSM long-term debt (b)	160	168

	11,505	10,741

Add: Net unamortized debt premiums	12	13
Add: Unrealized mark-to-market loss (gain)[2]	1	(5)
Less: Unamortized deferred debt issuance costs	(43)	(40)
Total long-term debt	11,475	10,709
[1] The interest rates of the floating-rate notes are referenced to the three-month Canadian dollar bankers’ acceptance rate, plus a margin.
[2] The unrealized mark-to-market net loss of $1 million relates to $50 million of the Series 33 notes due 2020 and $300 million Series 39 notes due 2021 (2018 - unrealized mark-to-market net gain also related to $500 million Series 37 notes due 2019). The unrealized mark-to-market net loss is offset by a $1 million unrealized mark-to-market net gain (2018 - $5 million net loss) on the related fixed-to-floating interest-rate swap agreements, which are accounted for as fair value hedges.

Schedule of Long-Term Debt
The total long-term debt is presented on the consolidated balance sheets as follows:

December 31 (millions of dollars)	2019	2018
Current liabilities:
Long-term debt payable within one year	653	731
Long-term liabilities:
Long-term debt	10,822	9,978
Total long-term debt	11,475	10,709

Summary of Principal Repayments and Related Weighted Average Interest Rates
At December 31, 2019, principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	653	473	2.9
Year 2	803	455	2.1
Year 3	604	436	3.2
Year 4	131	423	6.1
Year 5	700	410	2.5
	2,891	2,197	2.8
Years 6-10	1,400	1,901	2.9
Thereafter	7,195	4,151	5.0
	11,486	8,249	4.2